YieldMax AI and Tech Portfolio Option Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 90.7%		Shares	Value
Auto Manufacturers - 4.5%
Tesla, Inc. (a)(b)(c)		8,177	$3,733,291

Computers - 8.3%
Apple, Inc. (b)(c)		13,284	3,591,595
International Business Machines Corp. (b)(c)		10,720	3,295,435
			6,887,030

Internet - 12.5%
Alphabet, Inc. - Class A (b)(c)		14,880	4,184,107
Amazon.com, Inc. (a)(b)(c)		12,230	2,986,811
Meta Platforms, Inc. - Class A (b)(c)		4,944	3,205,442
			10,376,360

Semiconductors - 27.3%(c)
Advanced Micro Devices, Inc. (a)(b)(c)		16,480	4,220,858
Broadcom, Inc. (b)(c)		9,702	3,586,150
Intel Corp. (a)(b)(c)		136,234	5,447,998
Marvell Technology, Inc. (b)(c)		28,475	2,669,246
NVIDIA Corp. (b)(c)		444	89,905
QUALCOMM, Inc. (b)(c)		17,533	3,171,720
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)(c)		11,735	3,525,546
			22,711,423

Software - 34.6%(d)
C3.ai, Inc. - Class A (a)(b)(c)		218,342	3,838,452
CoreWeave, Inc. - Class A (a)(b)(c)		25,309	3,384,067
Microsoft Corp. (b)(c)		6,922	3,584,281
Oracle Corp. (b)(c)		11,639	3,056,518
Palantir Technologies, Inc. - Class A (a)(b)(c)		36,209	7,258,818
Salesforce, Inc. (b)(c)		7,894	2,055,677
ServiceNow, Inc. (a)(b)(c)		2,158	1,983,806
Snowflake, Inc. - Class A (a)(b)(c)		13,017	3,578,113
			28,739,732

Telecommunications - 3.5%
Arista Networks, Inc. (a)(b)(c)		18,438	2,907,488
TOTAL COMMON STOCKS (Cost $61,418,022)			75,355,324

PURCHASED OPTIONS - 4.0% (a)	Notional Amount	Contracts
Call Options - 4.0% (e)(f)
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $267.50 (b)	$4,200,368	164	116,030
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $305.00 (b)	4,161,612	148	4,218
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $260.00 (b)	2,979,484	122	6,344
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $280.00 (b)	3,568,884	132	8,448
Arista Networks, Inc. (b)
Expiration: 11/07/2025; Exercise Price: $167.50	283,842	18	8,550
Expiration: 11/07/2025; Exercise Price: $175.00	2,617,654	166	48,140
Broadcom, Inc., Expiration: 11/07/2025; Exercise Price: $382.50 (b)	3,585,411	97	41,952
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $19.00 (b)	3,837,714	2,183	37,111
CoreWeave, Inc., Expiration: 11/07/2025; Exercise Price: $147.00 (b)	3,382,863	253	43,137
Intel Corp., Expiration: 11/07/2025; Exercise Price: $44.00 (b)	5,446,638	1,362	49,032
International Business Machines Corp., Expiration: 11/07/2025; Exercise Price: $317.50 (b)	3,289,287	107	16,692
Marvell Technology, Inc., Expiration: 11/07/2025; Exercise Price: $102.00 (b)	2,662,216	284	19,880
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $695.00 (b)	3,176,915	49	12,471
Microsoft Corp., Expiration: 11/07/2025; Exercise Price: $550.00 (b)	3,572,889	69	2,449
NVIDIA Corp. (b)
Expiration: 11/07/2025; Exercise Price: $145.00	7,330,138	362	2,096,885
Expiration: 11/07/2025; Exercise Price: $215.00	7,411,134	366	27,084
Oracle Corp., Expiration: 11/07/2025; Exercise Price: $280.00 (b)	3,046,276	116	17,806
Palantir Technologies, Inc. (b)
Expiration: 11/07/2025; Exercise Price: $195.00	7,176,826	358	482,405
Expiration: 11/07/2025; Exercise Price: $220.00	80,188	4	1,490
QUALCOMM, Inc., Expiration: 11/07/2025; Exercise Price: $185.00 (b)	3,165,750	175	80,500
Salesforce, Inc., Expiration: 11/07/2025; Exercise Price: $265.00 (b)	2,031,198	78	22,698
ServiceNow, Inc., Expiration: 11/07/2025; Exercise Price: $1,000.00 (b)	1,930,488	21	3,570
Snowflake, Inc., Expiration: 11/14/2025; Exercise Price: $287.50 (b)	3,573,440	130	60,125
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/07/2025; Exercise Price: $310.00 (b)	3,515,031	117	29,659
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $477.50 (b)	3,698,136	81	56,498
TOTAL PURCHASED OPTIONS (Cost $3,313,418)			3,293,174

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.6%		Shares
First American Government Obligations Fund - Class X, 4.03% (c)(g)		6,307,908	6,307,908
TOTAL MONEY MARKET FUNDS (Cost $6,307,908)			6,307,908

TOTAL INVESTMENTS - 102.3% (Cost $71,039,348)			84,956,406
Liabilities in Excess of Other Assets - (2.3)%			(1,922,920)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$83,033,486
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $71,737,821.
(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax AI and Tech Portfolio Option Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.5)%	Notional Amount	Contracts	Value
Call Options - (2.5)%(a)(b)
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $265.00	$(4,200,368)	(164)	$(130,380)
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $295.00	(4,161,612)	(148)	(12,284)
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $252.50	(2,979,484)	(122)	(18,178)
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $272.50	(3,568,884)	(132)	(33,660)
Arista Networks, Inc.
Expiration: 11/07/2025; Exercise Price: $157.50	(283,842)	(18)	(15,840)
Expiration: 11/07/2025; Exercise Price: $165.00	(2,617,654)	(166)	(92,960)
Broadcom, Inc., Expiration: 11/07/2025; Exercise Price: $372.50	(3,585,411)	(97)	(77,115)
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.00	(3,837,714)	(2,183)	(89,503)
CoreWeave, Inc., Expiration: 11/07/2025; Exercise Price: $141.00	(3,382,863)	(253)	(84,755)
Intel Corp., Expiration: 11/07/2025; Exercise Price: $41.50	(5,446,638)	(1,362)	(104,193)
International Business Machines Corp., Expiration: 11/07/2025; Exercise Price: $307.50	(3,289,287)	(107)	(53,500)
Marvell Technology, Inc., Expiration: 11/07/2025; Exercise Price: $99.00	(2,662,216)	(284)	(38,340)
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $675.00	(3,176,915)	(49)	(24,010)
Microsoft Corp., Expiration: 11/07/2025; Exercise Price: $530.00	(3,572,889)	(69)	(15,318)
NVIDIA Corp., Expiration: 11/07/2025; Exercise Price: $207.50	(7,411,134)	(366)	(86,376)
Oracle Corp., Expiration: 11/07/2025; Exercise Price: $270.00	(3,046,276)	(116)	(43,210)
Palantir Technologies, Inc.
Expiration: 11/07/2025; Exercise Price: $185.00	(7,176,826)	(358)	(706,155)
Expiration: 11/07/2025; Exercise Price: $212.50	(80,188)	(4)	(2,310)
QUALCOMM, Inc., Expiration: 11/07/2025; Exercise Price: $180.00	(3,165,750)	(175)	(119,437)
Salesforce, Inc., Expiration: 11/07/2025; Exercise Price: $257.50	(2,031,198)	(78)	(50,505)
ServiceNow, Inc., Expiration: 11/07/2025; Exercise Price: $970.00	(1,930,488)	(21)	(8,610)
Snowflake, Inc., Expiration: 11/14/2025; Exercise Price: $272.50	(3,573,440)	(130)	(143,650)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/07/2025; Exercise Price: $302.50	(3,515,031)	(117)	(62,595)
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $462.50	(3,698,136)	(81)	(96,998)
TOTAL WRITTEN OPTIONS (Premiums received $1,716,208)			$(2,109,882)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

YieldMax AI and Tech Portfolio Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$75,355,324	$–	$–	$75,355,324
Purchased Options	–	3,293,174	–	3,293,174
Money Market Funds	6,307,908	–	–	6,307,908
Total Investments	$81,663,232	$3,293,174	$–	$84,956,406

Liabilities:
Investments:
Written Options	$–	$(2,109,882)	$–	$(2,109,882)
Total Investments	$–	$(2,109,882)	$–	$(2,109,882)

Refer to the Schedule of Investments for further disaggregation of investment categories.